Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Aptiv Solutions (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	May 07, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill			$ 463,324	$ 357,523	$ 315,441
Aptiv Solutions
Business Acquisition [Line Items]
Property, plant and equipment	6,924
Goodwill	121,209	[1]
Intangible asset	30,037	[2]
Cash and cash equivalents	3,527
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	5,254	[3]
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,903)
Payments on account	(31,094)
Non-current other liabilities	(24,444)	[4]
Net assets acquired	121,101
Cash consideration	143,500
Adjustments to cash consideration	(22,399)	[5]
Net assets acquired/Net purchase consideration	$ 121,101

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
[2]	The Company have assumed a 20% valuation of Intangible asset. This is currently under review and will be finalized within the 12 month period from the date of acquisition.
[3]	The Company has included a provisional assessment of uncertain tax benefits relating to certain historic net operating losses carryforwards. This is currently under review and will be finalized within the 12 month period from the date of acquisition.
[4]	The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. An estimate of the liability at the date of acquisition is included within non-current other liabilities.
[5]	Adjustments to cash consideration represent certain one-time liabilities identified at the acquisition date.